Note 10 - a.2) Financing, Long-term debt, in Brazil (Detail) (Issuance of Debt 1 [Member], USD $) In Millions	6 Months Ended
Jun. 30, 2011
Issuance of Debt 1 [Member]
Company	CITEPE and Petroquímica Suape
Date	Apr/2011 and Jun/2011
Amount	$ 487
Maturity	2022 and 2023
Description	Financing obtained from BNDES in the amounts of US$319 (CITEPE) and US$ 168 (Petroquímica Suape) - TJLP plus 1.36% p.a. and 4.5% p.a., respectively.